UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

Fidelity®
Inflation-Protected Bond
Fund

Annual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2010	Past 1 year	Past 5 years	Life of fund A
Fidelity Inflation-Protected Bond Fund	10.24%	4.00%	5.74%

A From June 26, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Inflation-Protected Bond Fund, a class of the fund, on June 26, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of low interest rates and strong investor demand, taxable bonds generated solid gains for the 12-month period ending April 30, 2010. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe, rose 8.30% for the year, although the major market segments produced significantly divergent results. Corporate bonds and asset-backed securities (ABS) led the way, as investors increasingly flocked to these bonds' attractive valuations and fundamentals began to recover when consumer and corporate balance sheets strengthened. The Barclays Capital U.S. Credit Bond Index climbed 19.55%, just ahead of the Barclays Capital U.S. Fixed-Rate ABS Index's advance of 17.63%. In contrast, the Barclays Capital U.S. Treasury Bond Index eked out only a 1.71% gain, due to slack investor demand, the specter of higher interest rates, and heavy supply as the U.S. government issued historic amounts of new debt. Government-backed agency securities fared a bit better, constrained by investors' diminished appetite for bonds with lower perceived credit risk, but helped by the Federal Reserve Board's purchases of agency debt. The Barclays Capital U.S. Agency Bond Index gained 3.42% during the period. Mortgage-backed securities (MBS), bolstered largely by the government purchase programs and less pessimism about the housing market, rose 5.54%, as measured by the Barclays Capital U.S. MBS Index.

Comments from William Irving, Portfolio Manager of Fidelity® Inflation-Protected Bond Fund: For the year, the fund's Retail Class shares returned 10.24%, and the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) returned 10.76%. TIPS were buoyed by a combination of their attractive valuations and investors' increased appetite for risk. Meanwhile, worries about inflation in the United States were both intermittent and short-lived and weren't a driving factor behind TIPS' impressive returns. Inflation, as measured by the consumer price index, excluding energy and food - also known as "core CPI" - rose a paltry 0.9% in April 2010 compared to a year ago. The fund's performance was driven by its holdings in TIPS, which represented virtually all of its investments during the period. Advantageous security selection, particularly an underweighting in TIPS that hadn't accumulated much inflation, benefited the fund relative to the index because these securities - also known as "floor bonds" - underperformed. In contrast, a scant and early-period position in cash acted as a very slight drag on the fund's relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	.75%
Actual		$ 1,000.00	$ 1,031.10	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class T	.75%
Actual		$ 1,000.00	$ 1,031.90	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class B	1.40%
Actual		$ 1,000.00	$ 1,027.80	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.50%
Actual		$ 1,000.00	$ 1,027.30	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,033.30	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,032.30	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of April 30, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	4.6	2.9
1 - 1.99%	28.0	25.4
2 - 2.99%	51.6	52.6
3 - 3.99%	15.7	18.9
4% and over	0.1	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of April 30, 2010
6 months ago
Years	9.3	8.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2010
6 months ago
Years	6.3	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	U.S. Government and U.S. Government Agency Obligations 99.2%		U.S. Government and U.S. Government Agency Obligations 99.1%
	Asset-Backed Securities 0.1%		Asset-Backed Securities 0.1%
	CMOs and Other Mortgage Related Securities 0.1%		CMOs and Other Mortgage Related Securities 0.1%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.7%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
* Inflation Protected	99.2%	** Inflation Protected	99.1%

Annual Report

Investments April 30, 2010

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 92,202,948	$ 91,771,399
2% 1/15/26	68,250,625	70,992,217
2.375% 1/15/25	114,615,054	125,110,294
2.5% 1/15/29	120,231,450	133,589,297
3.375% 4/15/32	1,221	1,556
3.625% 4/15/28	118,527,423	151,252,796
3.875% 4/15/29	107,055,704	142,150,713
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	41,004,920	41,223,067
0.625% 4/15/13	79,772,549	81,929,604
1.25% 4/15/14	64,929,842	67,781,571
1.375% 7/15/18	43,995,237	45,232,828
1.375% 1/15/20	28,063,840	28,366,650
1.625% 1/15/15	111,499,891	117,807,359
1.625% 1/15/18	99,926,013	104,626,545
1.875% 7/15/13	121,017,204	128,921,926
1.875% 7/15/15	85,799,560	92,034,586
1.875% 7/15/19	72,172,899	76,503,279
2% 4/15/12	120,337,428	126,543,210
2% 1/15/14	122,266,613	130,941,322
2% 7/15/14	109,186,707	117,410,589
2% 1/15/16	96,096,880	103,604,914
2.125% 1/15/19	73,531,980	79,587,386
2.125% 2/15/40	41,113,570	43,767,065
2.375% 4/15/11	19,851,833	20,472,391
2.375% 1/15/17	90,923,850	100,031,703
2.375% 1/15/27	110,054,400	119,908,688
2.5% 7/15/16	93,906,750	104,487,258
2.625% 7/15/17	100,393,046	112,629,017
3% 7/15/12	78,155,351	84,628,096
3.375% 1/15/12	41,134,894	44,098,200
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,558,246,386)		2,687,405,526
Asset-Backed Securities - 0.1%
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.3225% 6/25/47 (c)	$ 1,719,090	$ 1,659,122
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.5125% 5/25/35 (c)	569,000	8,530
TOTAL ASSET-BACKED SECURITIES (Cost $1,694,784)		1,667,652
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.6419% 2/25/37 (c)	7,535	7,174
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (a)(c)	2,451,654	2,392,227
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,379,648)		2,399,401
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Government Obligations) # (Cost $2,575,000)	$ 2,575,043	2,575,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,564,895,818)		2,694,047,579
NET OTHER ASSETS - 0.5%		13,708,266
NET ASSETS - 100%		$ 2,707,755,845
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (b)

	August 2034	$ 121,322	$ (62,710)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (b)	Oct. 2034	144,899	(77,158)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (b)	April 2032	50,104	(29,502)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (b)	Feb. 2034	1,089	(1,003)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (b)	Oct. 2034	178,247	(98,406)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (b)	Sept. 2034	134,762	(107,679)
		$ 630,423	$ (376,458)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,392,227 or 0.1% of net assets.

(b) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,575,000 due 5/03/10 at 0.20%
Banc of America Securities LLC	$ 191,606
Bank of America, NA	447,137
Citigroup Global Markets, Inc.	191,631
Credit Suisse Securities (USA) LLC	191,631
Deutsche Bank Securities, Inc.	191,631
ING Financial Markets LLC	63,877
J.P. Morgan Securities, Inc.	133,929
Merrill Lynch Government Securities, Inc.	127,754
Mizuho Securities USA, Inc.	287,446
RBS Securities, Inc.	191,631
Societe Generale, New York Branch	154,303
UBS Securities LLC	63,877
Wachovia Bank NA	255,507
Wachovia Capital Markets LLC	83,040
$ 2,575,000
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,687,405,526	$ -	$ 2,687,405,526	$ -
Asset-Backed Securities	1,667,652	-	1,659,122	8,530
Collateralized Mortgage Obligations	2,399,401	-	2,399,401	-
Cash Equivalents	2,575,000	-	2,575,000	-
Total Investments in Securities:	$ 2,694,047,579	$ -	$ 2,694,039,049	$ 8,530
Derivative Instruments:
Liabilities
Swap Agreements	$ (376,458)	$ -	$ -	$ (376,458)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,967,444
Total Realized Gain (Loss)	(568,480)
Total Unrealized Gain (Loss)	1,155,992
Cost of Purchases	-
Proceeds of Sales	(3,537,594)
Amortization/Accretion	(8,832)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,530
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (3,497)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (424,275)
Total Unrealized Gain (Loss)	179,110
Transfers in to Level 3	(131,293)
Transfers out of Level 3	-
Ending Balance	$ (376,458)
Realized gain (loss) on Swap Agreements for the period	$ 18,005
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at April 30, 2010	$ 176,728

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (376,458)
Total Value of Derivatives	$ -	$ (376,458)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	99.2%
BBB	0.1%
B	0.1%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At March 31, 2010, the fund had a capital loss carryforward of approximately $126,908,683 of which $4,603,298, $22,760,042, $5,092,858, $53,211,771 and $41,240,714 will expire on March 31, 2014, 2015, 2016, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010
Assets
Investment in securities, at value (including repurchase agreements of $2,575,000) - See accompanying schedule: Unaffiliated issuers (cost $2,564,895,818)		$ 2,694,047,579
Cash		379
Receivable for investments sold		81,192,162
Receivable for swap agreements		1,337
Receivable for fund shares sold		7,642,709
Interest receivable		12,300,492
Receivable from investment adviser for expense reductions		17,558
Total assets		2,795,202,216

Liabilities
Payable for investments purchased	$ 80,019,614
Payable for fund shares redeemed	5,661,591
Distributions payable	165,314
Unrealized depreciation on swap agreements	376,458
Accrued management fee	702,304
Distribution fees payable	189,218
Other affiliated payables	331,872
Total liabilities		87,446,371

Net Assets		$ 2,707,755,845
Net Assets consist of:
Paid in capital		$ 2,701,428,103
Undistributed net investment income		1,967,863
Accumulated undistributed net realized gain (loss) on investments		(124,415,424)
Net unrealized appreciation (depreciation) on investments		128,775,303
Net Assets		$ 2,707,755,845

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($201,741,218 ÷ 17,635,311 shares)	$ 11.44

Maximum offering price per share (100/96.00 of $11.44)	$ 11.92
Class T: Net Asset Value and redemption price per share ($65,747,239 ÷ 5,739,414 shares)	$ 11.46

Maximum offering price per share (100/96.00 of $11.46)	$ 11.94
Class B: Net Asset Value and offering price per share ($41,137,512 ÷ 3,601,314 shares)A	$ 11.42

Class C: Net Asset Value and offering price per share ($126,302,337 ÷ 11,072,153 shares)A	$ 11.41

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,204,162,267 ÷ 191,892,744 shares)	$ 11.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($68,665,272 ÷ 5,992,634 shares)	$ 11.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2010
Investment Income
Interest		$ 40,511,070
Inflation principal income		45,782,832
Total income		86,293,902

Expenses
Management fee	$ 7,909,925
Transfer agent fees	2,871,993
Distribution fees	2,133,882
Fund wide operations fee	826,551
Independent trustees' compensation	8,234
Miscellaneous	10,379
Total expenses before reductions	13,760,964
Expense reductions	(143,936)	13,617,028
Net investment income		72,676,874
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(373,326)
Swap agreements	18,005
Total net realized gain (loss)		(355,321)
Change in net unrealized appreciation (depreciation) on: Investment securities	162,787,657
Swap agreements	179,110
Total change in net unrealized appreciation (depreciation)		162,966,767
Net gain (loss)		162,611,446
Net increase (decrease) in net assets resulting from operations		$ 235,288,320

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2010	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 72,676,874	$ 42,795,088
Net realized gain (loss)	(355,321)	(51,504,575)
Change in net unrealized appreciation (depreciation)	162,966,767	(91,588,360)
Net increase (decrease) in net assets resulting from operations	235,288,320	(100,297,847)
Distributions to shareholders from net investment income	(26,931,712)	(21,051,158)
Distributions to shareholders from net realized gain	(50,990,497)	(33,701,568)
Total distributions	(77,922,209)	(54,752,726)
Share transactions - net increase (decrease)	349,727,112	(110,070,130)
Total increase (decrease) in net assets	507,093,223	(265,120,703)

Net Assets
Beginning of period	2,200,662,622	2,465,783,325
End of period (including undistributed net investment income of $59,905,473 and undistributed net investment income of $14,161,558, respectively)	$ 2,707,755,845	$ 2,200,662,622

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 11.22	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income C	.301	.171	.538	.434	.500
Net realized and unrealized gain (loss)	.757	(.456)	.306	.137	(.676)
Total from investment operations	1.058	(.285)	.844	.571	(.176)
Distributions from net investment income	(.098)	(.077)	(.194)	(.209)	(.154)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.318)	(.235)	(.544)	(.301)	(.654)
Net asset value, end of period	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65
Total Return A,B	9.96%	(2.57)%	7.96%	5.43%	(1.62)%
Ratios to Average Net Assets D,F
Expenses before reductions	.77%	.78%	.80%	.71%	.70%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.66%	.65%
Expenses net of all reductions	.75%	.75%	.75%	.65%	.65%
Net investment income	2.71%	1.59%	4.87%	4.02%	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,741	$ 158,700	$ 142,814	$ 68,710	$ 86,364
Portfolio turnover rate E	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 11.24	$ 10.93	$ 10.66	$ 11.49
Income from Investment Operations
Net investment income C	.301	.172	.538	.424	.489
Net realized and unrealized gain (loss)	.757	(.457)	.316	.137	(.676)
Total from investment operations	1.058	(.285)	.854	.561	(.187)
Distributions from net investment income	(.098)	(.077)	(.194)	(.199)	(.143)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.318)	(.235)	(.544)	(.291)	(.643)
Net asset value, end of period	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66
Total Return A,B	9.94%	(2.56)%	8.05%	5.32%	(1.71)%
Ratios to Average Net Assets D,F
Expenses before reductions	.79%	.80%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income	2.71%	1.59%	4.86%	3.92%	4.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,747	$ 61,847	$ 77,332	$ 65,833	$ 86,613
Portfolio turnover rate E	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income C	.228	.101	.466	.354	.418
Net realized and unrealized gain (loss)	.748	(.453)	.316	.137	(.678)
Total from investment operations	.976	(.352)	.782	.491	(.260)
Distributions from net investment income	(.026)	(.030)	(.122)	(.129)	(.070)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.246)	(.188)	(.472)	(.221)	(.570)
Net asset value, end of period	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65
Total Return A,B	9.17%	(3.17)%	7.36%	4.65%	(2.36)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.48%	1.49%	1.50%	1.49%	1.49%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	2.06%	.94%	4.21%	3.27%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,138	$ 42,748	$ 44,776	$ 35,826	$ 48,972
Portfolio turnover rate E	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 11.22	$ 10.91	$ 10.64	$ 11.47
Income from Investment Operations
Net investment income C	.217	.090	.455	.343	.406
Net realized and unrealized gain (loss)	.758	(.459)	.316	.137	(.677)
Total from investment operations	.975	(.369)	.771	.480	(.271)
Distributions from net investment income	(.015)	(.023)	(.111)	(.118)	(.059)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.235)	(.181)	(.461)	(.210)	(.559)
Net asset value, end of period	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64
Total Return A,B	9.17%	(3.33)%	7.26%	4.55%	(2.46)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.52%	1.54%	1.55%	1.54%	1.55%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.96%	.84%	4.11%	3.17%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,302	$ 99,083	$ 90,060	$ 51,205	$ 74,329
Portfolio turnover rate E	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 11.26	$ 10.94	$ 10.67	$ 11.50
Income from Investment Operations
Net investment income B	.336	.205	.573	.457	.525
Net realized and unrealized gain (loss)	.755	(.457)	.324	.136	(.679)
Total from investment operations	1.091	(.252)	.897	.593	(.154)
Distributions from net investment income	(.131)	(.100)	(.227)	(.231)	(.176)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.351)	(.258)	(.577)	(.323)	(.676)
Net asset value, end of period	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67
Total Return A	10.24%	(2.27)%	8.46%	5.63%	(1.42)%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.45%	.47%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	3.01%	1.89%	5.17%	4.22%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,204,162	$ 1,767,415	$ 2,008,504	$ 1,307,686	$ 1,400,656
Portfolio turnover rate D	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income B	.329	.197	.565	.452	.517
Net realized and unrealized gain (loss)	.757	(.452)	.318	.137	(.676)
Total from investment operations	1.086	(.255)	.883	.589	(.159)
Distributions from net investment income	(.126)	(.097)	(.223)	(.227)	(.171)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.346)	(.255)	(.573)	(.319)	(.671)
Net asset value, end of period	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65
Total Return A	10.21%	(2.30)%	8.34%	5.60%	(1.47)%
Ratios to Average Net Assets C,E
Expenses before reductions	.53%	.50%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.49%	.49%	.50%
Expenses net of all reductions	.50%	.50%	.49%	.49%	.50%
Net investment income	2.96%	1.84%	5.13%	4.18%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,665	$ 70,870	$ 102,297	$ 110,863	$ 84,666
Portfolio turnover rate D	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2010

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury Inflation-indexed securities, and losses deferred due to wash sales and excise tax regulations.

The Fund's tax year end is March 31. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of March 31, 2010 were as follows:

Gross unrealized appreciation	$ 86,567,969
Gross unrealized depreciation	(13,151,800)
Net unrealized appreciation (depreciation)	$ 73,416,169

Tax Cost	$ 2,588,480,539

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of March 31, 2010 were as follows:

Undistributed ordinary income	$ 4,480,987
Capital loss carryforward	$ (126,908,683)
Net unrealized appreciation (depreciation)	$ 72,935,855

The tax character of distributions paid was as follows:

	March 31, 2010	March 31, 2009
Ordinary Income	$ 75,527,502	$ 54,752,726

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Annual Report

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risk of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

amounted to $630,423 representing 0.02% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(376,458). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $630,423, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ 18,005	$ 179,110
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 18,005	$ 179,110

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $18,005 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $179,110 for swap agreements.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $7,518,005, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 453,597	$ 25,012
Class T	-%	.25%	161,390	127
Class B	.65%	.25%	386,097	279,597
Class C	.75%	.25%	1,132,798	321,133
			$ 2,133,882	$ 625,869

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 61,807
Class T	14,135
Class B*	99,415
Class C*	19,783
$ 195,140

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 310,315.17
Class T	122,263.19
Class B	99,849.23
Class C	190,514.17
Inflation-Protected Bond	2,019,387.10
Institutional Class	129,665.18
	$ 2,871,993

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,379 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 39,409
Class T	.75%	25,627
Class B	1.40%	35,515
Class C	1.50%	22,416
Institutional Class	.50%	20,455
		$ 143,422

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $514.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2010	2009
From net investment income
Class A	$ 1,591,601	$ 1,090,782
Class T	565,970	493,218
Class B	98,966	125,569
Class C	146,651	194,211
Inflation-Protected Bond	23,707,425	18,030,846
Institutional Class	821,099	1,116,532
Total	$ 26,931,712	$ 21,051,158

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

Years ended April 30,	2010	2009
From net realized gain
Class A	$ 3,695,699	$ 2,077,368
Class T	1,263,915	972,450
Class B	844,656	628,452
Class C	2,315,534	1,281,090
Inflation-Protected Bond	41,458,249	27,080,662
Institutional Class	1,412,444	1,661,546
Total	$ 50,990,497	$ 33,701,568

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2010	2009	2010	2009
Class A
Shares sold	9,312,515	10,628,037	$ 104,121,934	$ 115,683,550
Reinvestment of distributions	417,840	250,030	4,699,892	2,732,165
Shares redeemed	(6,921,867)	(8,775,155)	(77,109,220)	(93,481,658)
Net increase (decrease)	2,808,488	2,102,912	$ 31,712,606	$ 24,934,057
Class T
Shares sold	2,219,214	3,018,881	$ 24,649,046	$ 33,006,827
Reinvestment of distributions	152,711	125,639	1,719,846	1,378,081
Shares redeemed	(2,403,012)	(4,255,338)	(26,708,425)	(46,025,012)
Net increase (decrease)	(31,087)	(1,110,818)	$ (339,533)	$ (11,640,104)
Class B
Shares sold	1,255,797	1,852,668	$ 13,993,919	$ 20,285,159
Reinvestment of distributions	70,396	55,126	791,917	605,567
Shares redeemed	(1,724,363)	(1,894,895)	(19,171,607)	(20,231,408)
Net increase (decrease)	(398,170)	12,899	$ (4,385,771)	$ 659,318
Class C
Shares sold	4,724,560	5,136,305	$ 52,549,464	$ 55,936,441
Reinvestment of distributions	177,632	103,348	1,995,592	1,134,504
Shares redeemed	(3,112,361)	(3,983,862)	(34,463,918)	(42,664,908)
Net increase (decrease)	1,789,831	1,255,791	$ 20,081,138	$ 14,406,037

Annual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended April 30,	2010	2009	2010	2009
Inflation-Protected Bond
Shares sold	87,660,075	113,902,114	$ 981,264,982	$ 1,245,455,216
Reinvestment of distributions	5,417,085	3,915,470	61,160,057	42,926,789
Shares redeemed	(65,658,429)	(131,783,366)	(732,714,322)	(1,401,272,531)
Net increase (decrease)	27,418,731	(13,965,782)	$ 309,710,717	$ (112,890,526)
Institutional Class
Shares sold	2,228,760	11,934,689	$ 24,820,267	$ 128,651,073
Reinvestment of distributions	168,329	85,972	1,895,479	938,829
Shares redeemed	(3,015,208)	(14,516,794)	(33,767,791)	(155,128,814)
Net increase (decrease)	(618,119)	(2,496,133)	$ (7,052,045)	$ (25,538,912)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment:2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

 Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008
Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on June 11, 2010, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
Inflation-Protected Bond	06/14/10	06/11/10	-	$0.015

A total of 80.56% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,067,842 of distributions paid during the period January 1, 2010 to March 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

IFB-UANN-0610
1.784718.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Inflation-Protected Bond
Fund - Class A, Class T, Class B
and Class C

Annual Report

April 30, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended April 30, 2010	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 4.00% sales charge) B	5.56%	2.87%	4.93%
Class T (incl. 4.00% sales charge) C	5.54%	2.84%	4.89%
Class B (incl. contingent deferred sales charge) D	4.17%	2.65%	4.83%
Class C (incl. contingent deferred sales charge) E	8.17%	2.91%	4.66%

A From June 26, 2002.

B Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 5%, 2%, and 0%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 2, 2002 would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past 5 years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond Fund - Class A on June 26, 2002, when the fund started, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) performed over the same period. The initial offering of Class A took place on October 2, 2002. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of low interest rates and strong investor demand, taxable bonds generated solid gains for the 12-month period ending April 30, 2010. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe, rose 8.30% for the year, although the major market segments produced significantly divergent results. Corporate bonds and asset-backed securities (ABS) led the way, as investors increasingly flocked to these bonds' attractive valuations and fundamentals began to recover when consumer and corporate balance sheets strengthened. The Barclays Capital U.S. Credit Bond Index climbed 19.55%, just ahead of the Barclays Capital U.S. Fixed-Rate ABS Index's advance of 17.63%. In contrast, the Barclays Capital U.S. Treasury Bond Index eked out only a 1.71% gain, due to slack investor demand, the specter of higher interest rates, and heavy supply as the U.S. government issued historic amounts of new debt. Government-backed agency securities fared a bit better, constrained by investors' diminished appetite for bonds with lower perceived credit risk, but helped by the Federal Reserve Board's purchases of agency debt. The Barclays Capital U.S. Agency Bond Index gained 3.42% during the period. Mortgage-backed securities (MBS), bolstered largely by the government purchase programs and less pessimism about the housing market, rose 5.54%, as measured by the Barclays Capital U.S. MBS Index.

Comments from William Irving, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 9.96%, 9.94%, 9.17% and 9.17%, respectively (excluding sales charges), and the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) returned 10.76%. TIPS were buoyed by a combination of their attractive valuations and investors' increased appetite for risk. Meanwhile, worries about inflation in the United States were both intermittent and short-lived and weren't a driving factor behind TIPS' impressive returns. Inflation, as measured by the consumer price index, excluding energy and food - also known as "core CPI" - rose a paltry 0.9% in April 2010 compared to a year ago. The fund's performance was driven by its holdings in TIPS, which represented virtually all of its investments during the period. Advantageous security selection, particularly an underweighting in TIPS that hadn't accumulated much inflation, benefited the fund relative to the index because these securities - also known as "floor bonds" - underperformed. In contrast, a scant and early-period position in cash acted as a very slight drag on the fund's relative performance.

Comments from William Irving, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund: For the year, the fund's Institutional Class shares returned 10.21%, and the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) returned 10.76%. TIPS were buoyed by a combination of their attractive valuations and investors' increased appetite for risk. Meanwhile, worries about inflation in the United States were both intermittent and short-lived and weren't a driving factor behind TIPS' impressive returns. Inflation, as measured by the consumer price index, excluding energy and food - also known as "core CPI" - rose a paltry 0.9% in April 2010 compared to a year ago. The fund's performance was driven by its holdings in TIPS, which represented virtually all of its investments during the period. Advantageous security selection, particularly an underweighting in TIPS that hadn't accumulated much inflation, benefited the fund relative to the index because these securities - also known as "floor bonds" - underperformed. In contrast, a scant and early-period position in cash acted as a very slight drag on the fund's relative performance.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	.75%
Actual		$ 1,000.00	$ 1,031.10	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class T	.75%
Actual		$ 1,000.00	$ 1,031.90	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class B	1.40%
Actual		$ 1,000.00	$ 1,027.80	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.50%
Actual		$ 1,000.00	$ 1,027.30	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,033.30	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,032.30	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of April 30, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	4.6	2.9
1 - 1.99%	28.0	25.4
2 - 2.99%	51.6	52.6
3 - 3.99%	15.7	18.9
4% and over	0.1	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of April 30, 2010
6 months ago
Years	9.3	8.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2010
6 months ago
Years	6.3	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	U.S. Government and U.S. Government Agency Obligations 99.2%		U.S. Government and U.S. Government Agency Obligations 99.1%
	Asset-Backed Securities 0.1%		Asset-Backed Securities 0.1%
	CMOs and Other Mortgage Related Securities 0.1%		CMOs and Other Mortgage Related Securities 0.1%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.7%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
* Inflation Protected	99.2%	** Inflation Protected	99.1%

Annual Report

Investments April 30, 2010

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 92,202,948	$ 91,771,399
2% 1/15/26	68,250,625	70,992,217
2.375% 1/15/25	114,615,054	125,110,294
2.5% 1/15/29	120,231,450	133,589,297
3.375% 4/15/32	1,221	1,556
3.625% 4/15/28	118,527,423	151,252,796
3.875% 4/15/29	107,055,704	142,150,713
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	41,004,920	41,223,067
0.625% 4/15/13	79,772,549	81,929,604
1.25% 4/15/14	64,929,842	67,781,571
1.375% 7/15/18	43,995,237	45,232,828
1.375% 1/15/20	28,063,840	28,366,650
1.625% 1/15/15	111,499,891	117,807,359
1.625% 1/15/18	99,926,013	104,626,545
1.875% 7/15/13	121,017,204	128,921,926
1.875% 7/15/15	85,799,560	92,034,586
1.875% 7/15/19	72,172,899	76,503,279
2% 4/15/12	120,337,428	126,543,210
2% 1/15/14	122,266,613	130,941,322
2% 7/15/14	109,186,707	117,410,589
2% 1/15/16	96,096,880	103,604,914
2.125% 1/15/19	73,531,980	79,587,386
2.125% 2/15/40	41,113,570	43,767,065
2.375% 4/15/11	19,851,833	20,472,391
2.375% 1/15/17	90,923,850	100,031,703
2.375% 1/15/27	110,054,400	119,908,688
2.5% 7/15/16	93,906,750	104,487,258
2.625% 7/15/17	100,393,046	112,629,017
3% 7/15/12	78,155,351	84,628,096
3.375% 1/15/12	41,134,894	44,098,200
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,558,246,386)		2,687,405,526
Asset-Backed Securities - 0.1%
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.3225% 6/25/47 (c)	$ 1,719,090	$ 1,659,122
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.5125% 5/25/35 (c)	569,000	8,530
TOTAL ASSET-BACKED SECURITIES (Cost $1,694,784)		1,667,652
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.6419% 2/25/37 (c)	7,535	7,174
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (a)(c)	2,451,654	2,392,227
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,379,648)		2,399,401
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Government Obligations) # (Cost $2,575,000)	$ 2,575,043	2,575,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,564,895,818)		2,694,047,579
NET OTHER ASSETS - 0.5%		13,708,266
NET ASSETS - 100%		$ 2,707,755,845
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (b)

	August 2034	$ 121,322	$ (62,710)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (b)	Oct. 2034	144,899	(77,158)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (b)	April 2032	50,104	(29,502)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (b)	Feb. 2034	1,089	(1,003)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (b)	Oct. 2034	178,247	(98,406)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (b)	Sept. 2034	134,762	(107,679)
		$ 630,423	$ (376,458)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,392,227 or 0.1% of net assets.

(b) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,575,000 due 5/03/10 at 0.20%
Banc of America Securities LLC	$ 191,606
Bank of America, NA	447,137
Citigroup Global Markets, Inc.	191,631
Credit Suisse Securities (USA) LLC	191,631
Deutsche Bank Securities, Inc.	191,631
ING Financial Markets LLC	63,877
J.P. Morgan Securities, Inc.	133,929
Merrill Lynch Government Securities, Inc.	127,754
Mizuho Securities USA, Inc.	287,446
RBS Securities, Inc.	191,631
Societe Generale, New York Branch	154,303
UBS Securities LLC	63,877
Wachovia Bank NA	255,507
Wachovia Capital Markets LLC	83,040
$ 2,575,000
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,687,405,526	$ -	$ 2,687,405,526	$ -
Asset-Backed Securities	1,667,652	-	1,659,122	8,530
Collateralized Mortgage Obligations	2,399,401	-	2,399,401	-
Cash Equivalents	2,575,000	-	2,575,000	-
Total Investments in Securities:	$ 2,694,047,579	$ -	$ 2,694,039,049	$ 8,530
Derivative Instruments:
Liabilities
Swap Agreements	$ (376,458)	$ -	$ -	$ (376,458)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,967,444
Total Realized Gain (Loss)	(568,480)
Total Unrealized Gain (Loss)	1,155,992
Cost of Purchases	-
Proceeds of Sales	(3,537,594)
Amortization/Accretion	(8,832)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,530
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (3,497)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (424,275)
Total Unrealized Gain (Loss)	179,110
Transfers in to Level 3	(131,293)
Transfers out of Level 3	-
Ending Balance	$ (376,458)
Realized gain (loss) on Swap Agreements for the period	$ 18,005
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at April 30, 2010	$ 176,728

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (376,458)
Total Value of Derivatives	$ -	$ (376,458)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	99.2%
BBB	0.1%
B	0.1%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At March 31, 2010, the fund had a capital loss carryforward of approximately $126,908,683 of which $4,603,298, $22,760,042, $5,092,858, $53,211,771 and $41,240,714 will expire on March 31, 2014, 2015, 2016, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010
Assets
Investment in securities, at value (including repurchase agreements of $2,575,000) - See accompanying schedule: Unaffiliated issuers (cost $2,564,895,818)		$ 2,694,047,579
Cash		379
Receivable for investments sold		81,192,162
Receivable for swap agreements		1,337
Receivable for fund shares sold		7,642,709
Interest receivable		12,300,492
Receivable from investment adviser for expense reductions		17,558
Total assets		2,795,202,216

Liabilities
Payable for investments purchased	$ 80,019,614
Payable for fund shares redeemed	5,661,591
Distributions payable	165,314
Unrealized depreciation on swap agreements	376,458
Accrued management fee	702,304
Distribution fees payable	189,218
Other affiliated payables	331,872
Total liabilities		87,446,371

Net Assets		$ 2,707,755,845
Net Assets consist of:
Paid in capital		$ 2,701,428,103
Undistributed net investment income		1,967,863
Accumulated undistributed net realized gain (loss) on investments		(124,415,424)
Net unrealized appreciation (depreciation) on investments		128,775,303
Net Assets		$ 2,707,755,845

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($201,741,218 ÷ 17,635,311 shares)	$ 11.44

Maximum offering price per share (100/96.00 of $11.44)	$ 11.92
Class T: Net Asset Value and redemption price per share ($65,747,239 ÷ 5,739,414 shares)	$ 11.46

Maximum offering price per share (100/96.00 of $11.46)	$ 11.94
Class B: Net Asset Value and offering price per share ($41,137,512 ÷ 3,601,314 shares)A	$ 11.42

Class C: Net Asset Value and offering price per share ($126,302,337 ÷ 11,072,153 shares)A	$ 11.41

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,204,162,267 ÷ 191,892,744 shares)	$ 11.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($68,665,272 ÷ 5,992,634 shares)	$ 11.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2010
Investment Income
Interest		$ 40,511,070
Inflation principal income		45,782,832
Total income		86,293,902

Expenses
Management fee	$ 7,909,925
Transfer agent fees	2,871,993
Distribution fees	2,133,882
Fund wide operations fee	826,551
Independent trustees' compensation	8,234
Miscellaneous	10,379
Total expenses before reductions	13,760,964
Expense reductions	(143,936)	13,617,028
Net investment income		72,676,874
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(373,326)
Swap agreements	18,005
Total net realized gain (loss)		(355,321)
Change in net unrealized appreciation (depreciation) on: Investment securities	162,787,657
Swap agreements	179,110
Total change in net unrealized appreciation (depreciation)		162,966,767
Net gain (loss)		162,611,446
Net increase (decrease) in net assets resulting from operations		$ 235,288,320

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2010	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 72,676,874	$ 42,795,088
Net realized gain (loss)	(355,321)	(51,504,575)
Change in net unrealized appreciation (depreciation)	162,966,767	(91,588,360)
Net increase (decrease) in net assets resulting from operations	235,288,320	(100,297,847)
Distributions to shareholders from net investment income	(26,931,712)	(21,051,158)
Distributions to shareholders from net realized gain	(50,990,497)	(33,701,568)
Total distributions	(77,922,209)	(54,752,726)
Share transactions - net increase (decrease)	349,727,112	(110,070,130)
Total increase (decrease) in net assets	507,093,223	(265,120,703)

Net Assets
Beginning of period	2,200,662,622	2,465,783,325
End of period (including undistributed net investment income of $59,905,473 and undistributed net investment income of $14,161,558, respectively)	$ 2,707,755,845	$ 2,200,662,622

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 11.22	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income C	.301	.171	.538	.434	.500
Net realized and unrealized gain (loss)	.757	(.456)	.306	.137	(.676)
Total from investment operations	1.058	(.285)	.844	.571	(.176)
Distributions from net investment income	(.098)	(.077)	(.194)	(.209)	(.154)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.318)	(.235)	(.544)	(.301)	(.654)
Net asset value, end of period	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65
Total Return A,B	9.96%	(2.57)%	7.96%	5.43%	(1.62)%
Ratios to Average Net Assets D,F
Expenses before reductions	.77%	.78%	.80%	.71%	.70%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.66%	.65%
Expenses net of all reductions	.75%	.75%	.75%	.65%	.65%
Net investment income	2.71%	1.59%	4.87%	4.02%	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,741	$ 158,700	$ 142,814	$ 68,710	$ 86,364
Portfolio turnover rate E	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 11.24	$ 10.93	$ 10.66	$ 11.49
Income from Investment Operations
Net investment income C	.301	.172	.538	.424	.489
Net realized and unrealized gain (loss)	.757	(.457)	.316	.137	(.676)
Total from investment operations	1.058	(.285)	.854	.561	(.187)
Distributions from net investment income	(.098)	(.077)	(.194)	(.199)	(.143)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.318)	(.235)	(.544)	(.291)	(.643)
Net asset value, end of period	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66
Total Return A,B	9.94%	(2.56)%	8.05%	5.32%	(1.71)%
Ratios to Average Net Assets D,F
Expenses before reductions	.79%	.80%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income	2.71%	1.59%	4.86%	3.92%	4.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,747	$ 61,847	$ 77,332	$ 65,833	$ 86,613
Portfolio turnover rate E	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income C	.228	.101	.466	.354	.418
Net realized and unrealized gain (loss)	.748	(.453)	.316	.137	(.678)
Total from investment operations	.976	(.352)	.782	.491	(.260)
Distributions from net investment income	(.026)	(.030)	(.122)	(.129)	(.070)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.246)	(.188)	(.472)	(.221)	(.570)
Net asset value, end of period	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65
Total Return A,B	9.17%	(3.17)%	7.36%	4.65%	(2.36)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.48%	1.49%	1.50%	1.49%	1.49%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	2.06%	.94%	4.21%	3.27%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,138	$ 42,748	$ 44,776	$ 35,826	$ 48,972
Portfolio turnover rate E	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 11.22	$ 10.91	$ 10.64	$ 11.47
Income from Investment Operations
Net investment income C	.217	.090	.455	.343	.406
Net realized and unrealized gain (loss)	.758	(.459)	.316	.137	(.677)
Total from investment operations	.975	(.369)	.771	.480	(.271)
Distributions from net investment income	(.015)	(.023)	(.111)	(.118)	(.059)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.235)	(.181)	(.461)	(.210)	(.559)
Net asset value, end of period	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64
Total Return A,B	9.17%	(3.33)%	7.26%	4.55%	(2.46)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.52%	1.54%	1.55%	1.54%	1.55%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.96%	.84%	4.11%	3.17%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,302	$ 99,083	$ 90,060	$ 51,205	$ 74,329
Portfolio turnover rate E	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 11.26	$ 10.94	$ 10.67	$ 11.50
Income from Investment Operations
Net investment income B	.336	.205	.573	.457	.525
Net realized and unrealized gain (loss)	.755	(.457)	.324	.136	(.679)
Total from investment operations	1.091	(.252)	.897	.593	(.154)
Distributions from net investment income	(.131)	(.100)	(.227)	(.231)	(.176)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.351)	(.258)	(.577)	(.323)	(.676)
Net asset value, end of period	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67
Total Return A	10.24%	(2.27)%	8.46%	5.63%	(1.42)%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.45%	.47%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	3.01%	1.89%	5.17%	4.22%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,204,162	$ 1,767,415	$ 2,008,504	$ 1,307,686	$ 1,400,656
Portfolio turnover rate D	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income B	.329	.197	.565	.452	.517
Net realized and unrealized gain (loss)	.757	(.452)	.318	.137	(.676)
Total from investment operations	1.086	(.255)	.883	.589	(.159)
Distributions from net investment income	(.126)	(.097)	(.223)	(.227)	(.171)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.346)	(.255)	(.573)	(.319)	(.671)
Net asset value, end of period	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65
Total Return A	10.21%	(2.30)%	8.34%	5.60%	(1.47)%
Ratios to Average Net Assets C,E
Expenses before reductions	.53%	.50%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.49%	.49%	.50%
Expenses net of all reductions	.50%	.50%	.49%	.49%	.50%
Net investment income	2.96%	1.84%	5.13%	4.18%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,665	$ 70,870	$ 102,297	$ 110,863	$ 84,666
Portfolio turnover rate D	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2010

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury Inflation-indexed securities, and losses deferred due to wash sales and excise tax regulations.

The Fund's tax year end is March 31. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of March 31, 2010 were as follows:

Gross unrealized appreciation	$ 86,567,969
Gross unrealized depreciation	(13,151,800)
Net unrealized appreciation (depreciation)	$ 73,416,169

Tax Cost	$ 2,588,480,539

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of March 31, 2010 were as follows:

Undistributed ordinary income	$ 4,480,987
Capital loss carryforward	$ (126,908,683)
Net unrealized appreciation (depreciation)	$ 72,935,855

The tax character of distributions paid was as follows:

	March 31, 2010	March 31, 2009
Ordinary Income	$ 75,527,502	$ 54,752,726

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Annual Report

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risk of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

amounted to $630,423 representing 0.02% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(376,458). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $630,423, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ 18,005	$ 179,110
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 18,005	$ 179,110

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $18,005 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $179,110 for swap agreements.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $7,518,005, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 453,597	$ 25,012
Class T	-%	.25%	161,390	127
Class B	.65%	.25%	386,097	279,597
Class C	.75%	.25%	1,132,798	321,133
			$ 2,133,882	$ 625,869

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 61,807
Class T	14,135
Class B*	99,415
Class C*	19,783
$ 195,140

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 310,315.17
Class T	122,263.19
Class B	99,849.23
Class C	190,514.17
Inflation-Protected Bond	2,019,387.10
Institutional Class	129,665.18
	$ 2,871,993

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,379 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 39,409
Class T	.75%	25,627
Class B	1.40%	35,515
Class C	1.50%	22,416
Institutional Class	.50%	20,455
		$ 143,422

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $514.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2010	2009
From net investment income
Class A	$ 1,591,601	$ 1,090,782
Class T	565,970	493,218
Class B	98,966	125,569
Class C	146,651	194,211
Inflation-Protected Bond	23,707,425	18,030,846
Institutional Class	821,099	1,116,532
Total	$ 26,931,712	$ 21,051,158

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

Years ended April 30,	2010	2009
From net realized gain
Class A	$ 3,695,699	$ 2,077,368
Class T	1,263,915	972,450
Class B	844,656	628,452
Class C	2,315,534	1,281,090
Inflation-Protected Bond	41,458,249	27,080,662
Institutional Class	1,412,444	1,661,546
Total	$ 50,990,497	$ 33,701,568

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2010	2009	2010	2009
Class A
Shares sold	9,312,515	10,628,037	$ 104,121,934	$ 115,683,550
Reinvestment of distributions	417,840	250,030	4,699,892	2,732,165
Shares redeemed	(6,921,867)	(8,775,155)	(77,109,220)	(93,481,658)
Net increase (decrease)	2,808,488	2,102,912	$ 31,712,606	$ 24,934,057
Class T
Shares sold	2,219,214	3,018,881	$ 24,649,046	$ 33,006,827
Reinvestment of distributions	152,711	125,639	1,719,846	1,378,081
Shares redeemed	(2,403,012)	(4,255,338)	(26,708,425)	(46,025,012)
Net increase (decrease)	(31,087)	(1,110,818)	$ (339,533)	$ (11,640,104)
Class B
Shares sold	1,255,797	1,852,668	$ 13,993,919	$ 20,285,159
Reinvestment of distributions	70,396	55,126	791,917	605,567
Shares redeemed	(1,724,363)	(1,894,895)	(19,171,607)	(20,231,408)
Net increase (decrease)	(398,170)	12,899	$ (4,385,771)	$ 659,318
Class C
Shares sold	4,724,560	5,136,305	$ 52,549,464	$ 55,936,441
Reinvestment of distributions	177,632	103,348	1,995,592	1,134,504
Shares redeemed	(3,112,361)	(3,983,862)	(34,463,918)	(42,664,908)
Net increase (decrease)	1,789,831	1,255,791	$ 20,081,138	$ 14,406,037

Annual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended April 30,	2010	2009	2010	2009
Inflation-Protected Bond
Shares sold	87,660,075	113,902,114	$ 981,264,982	$ 1,245,455,216
Reinvestment of distributions	5,417,085	3,915,470	61,160,057	42,926,789
Shares redeemed	(65,658,429)	(131,783,366)	(732,714,322)	(1,401,272,531)
Net increase (decrease)	27,418,731	(13,965,782)	$ 309,710,717	$ (112,890,526)
Institutional Class
Shares sold	2,228,760	11,934,689	$ 24,820,267	$ 128,651,073
Reinvestment of distributions	168,329	85,972	1,895,479	938,829
Shares redeemed	(3,015,208)	(14,516,794)	(33,767,791)	(155,128,814)
Net increase (decrease)	(618,119)	(2,496,133)	$ (7,052,045)	$ (25,538,912)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment:2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

 Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on June 11, 2010, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	06/14/10	06/11/10	-	$0.015
Class T	06/14/10	06/11/10	-	$0.015
Class B	06/14/10	06/11/10	-	$0.015
Class C	06/14/10	06/11/10	-	$0.015

A total of 80.56% of the dividends distributed during the fiscal year were derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,067,842 of distributions paid during the period January 1, 2010 to March 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFB-UANN-0610
1.784719.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Inflation-Protected Bond
Fund - Institutional Class

Annual Report

April 30, 2010

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended April 30, 2010	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	10.21%	3.95%	5.69%

A From June 26, 2002.

B The initial offering of Institutional Class shares took place on October 2, 2002. Returns prior to October 2, 2002 are those of Fidelity Inflation-Protected Bond Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Inflation-Protected Bond Fund - Institutional Class on June 26, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) performed over the same period. The initial offering of Institutional Class took place on October 2, 2002. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Against the backdrop of low interest rates and strong investor demand, taxable bonds generated solid gains for the 12-month period ending April 30, 2010. The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe, rose 8.30% for the year, although the major market segments produced significantly divergent results. Corporate bonds and asset-backed securities (ABS) led the way, as investors increasingly flocked to these bonds' attractive valuations and fundamentals began to recover when consumer and corporate balance sheets strengthened. The Barclays Capital U.S. Credit Bond Index climbed 19.55%, just ahead of the Barclays Capital U.S. Fixed-Rate ABS Index's advance of 17.63%. In contrast, the Barclays Capital U.S. Treasury Bond Index eked out only a 1.71% gain, due to slack investor demand, the specter of higher interest rates, and heavy supply as the U.S. government issued historic amounts of new debt. Government-backed agency securities fared a bit better, constrained by investors' diminished appetite for bonds with lower perceived credit risk, but helped by the Federal Reserve Board's purchases of agency debt. The Barclays Capital U.S. Agency Bond Index gained 3.42% during the period. Mortgage-backed securities (MBS), bolstered largely by the government purchase programs and less pessimism about the housing market, rose 5.54%, as measured by the Barclays Capital U.S. MBS Index.

Comments from William Irving, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 9.96%, 9.94%, 9.17% and 9.17%, respectively (excluding sales charges), and the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) returned 10.76%. TIPS were buoyed by a combination of their attractive valuations and investors' increased appetite for risk. Meanwhile, worries about inflation in the United States were both intermittent and short-lived and weren't a driving factor behind TIPS' impressive returns. Inflation, as measured by the consumer price index, excluding energy and food - also known as "core CPI" - rose a paltry 0.9% in April 2010 compared to a year ago. The fund's performance was driven by its holdings in TIPS, which represented virtually all of its investments during the period. Advantageous security selection, particularly an underweighting in TIPS that hadn't accumulated much inflation, benefited the fund relative to the index because these securities - also known as "floor bonds" - underperformed. In contrast, a scant and early-period position in cash acted as a very slight drag on the fund's relative performance.

Comments from William Irving, Portfolio Manager of Fidelity Advisor Inflation-Protected Bond Fund: For the year, the fund's Institutional Class shares returned 10.21%, and the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) returned 10.76%. TIPS were buoyed by a combination of their attractive valuations and investors' increased appetite for risk. Meanwhile, worries about inflation in the United States were both intermittent and short-lived and weren't a driving factor behind TIPS' impressive returns. Inflation, as measured by the consumer price index, excluding energy and food - also known as "core CPI" - rose a paltry 0.9% in April 2010 compared to a year ago. The fund's performance was driven by its holdings in TIPS, which represented virtually all of its investments during the period. Advantageous security selection, particularly an underweighting in TIPS that hadn't accumulated much inflation, benefited the fund relative to the index because these securities - also known as "floor bonds" - underperformed. In contrast, a scant and early-period position in cash acted as a very slight drag on the fund's relative performance.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	.75%
Actual		$ 1,000.00	$ 1,031.10	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class T	.75%
Actual		$ 1,000.00	$ 1,031.90	$ 3.78
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class B	1.40%
Actual		$ 1,000.00	$ 1,027.80	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Class C	1.50%
Actual		$ 1,000.00	$ 1,027.30	$ 7.54
HypotheticalA		$ 1,000.00	$ 1,017.36	$ 7.50
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 1,033.30	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.50%
Actual		$ 1,000.00	$ 1,032.30	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of April 30, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 1%	4.6	2.9
1 - 1.99%	28.0	25.4
2 - 2.99%	51.6	52.6
3 - 3.99%	15.7	18.9
4% and over	0.1	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected bonds tend to be lower than their nominal bond counterparts since inflation-protected bonds get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of April 30, 2010
6 months ago
Years	9.3	8.9

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2010
6 months ago
Years	6.3	6.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	U.S. Government and U.S. Government Agency Obligations 99.2%		U.S. Government and U.S. Government Agency Obligations 99.1%
	Asset-Backed Securities 0.1%		Asset-Backed Securities 0.1%
	CMOs and Other Mortgage Related Securities 0.1%		CMOs and Other Mortgage Related Securities 0.1%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 0.7%
* Futures and Swaps	0.0%	** Futures and Swaps	0.0%
* Inflation Protected	99.2%	** Inflation Protected	99.1%

Annual Report

Investments April 30, 2010

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$ 92,202,948	$ 91,771,399
2% 1/15/26	68,250,625	70,992,217
2.375% 1/15/25	114,615,054	125,110,294
2.5% 1/15/29	120,231,450	133,589,297
3.375% 4/15/32	1,221	1,556
3.625% 4/15/28	118,527,423	151,252,796
3.875% 4/15/29	107,055,704	142,150,713
U.S. Treasury Inflation-Indexed Notes:
0.5% 4/15/15	41,004,920	41,223,067
0.625% 4/15/13	79,772,549	81,929,604
1.25% 4/15/14	64,929,842	67,781,571
1.375% 7/15/18	43,995,237	45,232,828
1.375% 1/15/20	28,063,840	28,366,650
1.625% 1/15/15	111,499,891	117,807,359
1.625% 1/15/18	99,926,013	104,626,545
1.875% 7/15/13	121,017,204	128,921,926
1.875% 7/15/15	85,799,560	92,034,586
1.875% 7/15/19	72,172,899	76,503,279
2% 4/15/12	120,337,428	126,543,210
2% 1/15/14	122,266,613	130,941,322
2% 7/15/14	109,186,707	117,410,589
2% 1/15/16	96,096,880	103,604,914
2.125% 1/15/19	73,531,980	79,587,386
2.125% 2/15/40	41,113,570	43,767,065
2.375% 4/15/11	19,851,833	20,472,391
2.375% 1/15/17	90,923,850	100,031,703
2.375% 1/15/27	110,054,400	119,908,688
2.5% 7/15/16	93,906,750	104,487,258
2.625% 7/15/17	100,393,046	112,629,017
3% 7/15/12	78,155,351	84,628,096
3.375% 1/15/12	41,134,894	44,098,200
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,558,246,386)		2,687,405,526
Asset-Backed Securities - 0.1%
	Principal Amount	Value
Countrywide Asset-Backed Certificates Trust Series 2007-11 Class 2A1, 0.3225% 6/25/47 (c)	$ 1,719,090	$ 1,659,122
Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 1.5125% 5/25/35 (c)	569,000	8,530
TOTAL ASSET-BACKED SECURITIES (Cost $1,694,784)		1,667,652
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 3.6419% 2/25/37 (c)	7,535	7,174
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class PP, 5.3117% 8/15/41 (a)(c)	2,451,654	2,392,227
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,379,648)		2,399,401
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Government Obligations) # (Cost $2,575,000)	$ 2,575,043	2,575,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,564,895,818)		2,694,047,579
NET OTHER ASSETS - 0.5%		13,708,266
NET ASSETS - 100%		$ 2,707,755,845
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (b)

	August 2034	$ 121,322	$ (62,710)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34 (b)	Oct. 2034	144,899	(77,158)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32 (Rating-Ba1) (b)	April 2032	50,104	(29,502)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34 (Rating-C) (b)	Feb. 2034	1,089	(1,003)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34 (b)	Oct. 2034	178,247	(98,406)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (b)	Sept. 2034	134,762	(107,679)
		$ 630,423	$ (376,458)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,392,227 or 0.1% of net assets.

(b) Represents a credit default swap contract in which the fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,575,000 due 5/03/10 at 0.20%
Banc of America Securities LLC	$ 191,606
Bank of America, NA	447,137
Citigroup Global Markets, Inc.	191,631
Credit Suisse Securities (USA) LLC	191,631
Deutsche Bank Securities, Inc.	191,631
ING Financial Markets LLC	63,877
J.P. Morgan Securities, Inc.	133,929
Merrill Lynch Government Securities, Inc.	127,754
Mizuho Securities USA, Inc.	287,446
RBS Securities, Inc.	191,631
Societe Generale, New York Branch	154,303
UBS Securities LLC	63,877
Wachovia Bank NA	255,507
Wachovia Capital Markets LLC	83,040
$ 2,575,000
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 2,687,405,526	$ -	$ 2,687,405,526	$ -
Asset-Backed Securities	1,667,652	-	1,659,122	8,530
Collateralized Mortgage Obligations	2,399,401	-	2,399,401	-
Cash Equivalents	2,575,000	-	2,575,000	-
Total Investments in Securities:	$ 2,694,047,579	$ -	$ 2,694,039,049	$ 8,530
Derivative Instruments:
Liabilities
Swap Agreements	$ (376,458)	$ -	$ -	$ (376,458)
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 2,967,444
Total Realized Gain (Loss)	(568,480)
Total Unrealized Gain (Loss)	1,155,992
Cost of Purchases	-
Proceeds of Sales	(3,537,594)
Amortization/Accretion	(8,832)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 8,530
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (3,497)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (424,275)
Total Unrealized Gain (Loss)	179,110
Transfers in to Level 3	(131,293)
Transfers out of Level 3	-
Ending Balance	$ (376,458)
Realized gain (loss) on Swap Agreements for the period	$ 18,005
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at April 30, 2010	$ 176,728

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of April 30, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swap Agreements (a)	$ -	$ (376,458)
Total Value of Derivatives	$ -	$ (376,458)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	99.2%
BBB	0.1%
B	0.1%
Short-Term Investments and Net Other Assets	0.6%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Income Tax Information

At March 31, 2010, the fund had a capital loss carryforward of approximately $126,908,683 of which $4,603,298, $22,760,042, $5,092,858, $53,211,771 and $41,240,714 will expire on March 31, 2014, 2015, 2016, 2017 and 2018, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010
Assets
Investment in securities, at value (including repurchase agreements of $2,575,000) - See accompanying schedule: Unaffiliated issuers (cost $2,564,895,818)		$ 2,694,047,579
Cash		379
Receivable for investments sold		81,192,162
Receivable for swap agreements		1,337
Receivable for fund shares sold		7,642,709
Interest receivable		12,300,492
Receivable from investment adviser for expense reductions		17,558
Total assets		2,795,202,216

Liabilities
Payable for investments purchased	$ 80,019,614
Payable for fund shares redeemed	5,661,591
Distributions payable	165,314
Unrealized depreciation on swap agreements	376,458
Accrued management fee	702,304
Distribution fees payable	189,218
Other affiliated payables	331,872
Total liabilities		87,446,371

Net Assets		$ 2,707,755,845
Net Assets consist of:
Paid in capital		$ 2,701,428,103
Undistributed net investment income		1,967,863
Accumulated undistributed net realized gain (loss) on investments		(124,415,424)
Net unrealized appreciation (depreciation) on investments		128,775,303
Net Assets		$ 2,707,755,845

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

April 30, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($201,741,218 ÷ 17,635,311 shares)	$ 11.44

Maximum offering price per share (100/96.00 of $11.44)	$ 11.92
Class T: Net Asset Value and redemption price per share ($65,747,239 ÷ 5,739,414 shares)	$ 11.46

Maximum offering price per share (100/96.00 of $11.46)	$ 11.94
Class B: Net Asset Value and offering price per share ($41,137,512 ÷ 3,601,314 shares)A	$ 11.42

Class C: Net Asset Value and offering price per share ($126,302,337 ÷ 11,072,153 shares)A	$ 11.41

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,204,162,267 ÷ 191,892,744 shares)	$ 11.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($68,665,272 ÷ 5,992,634 shares)	$ 11.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2010
Investment Income
Interest		$ 40,511,070
Inflation principal income		45,782,832
Total income		86,293,902

Expenses
Management fee	$ 7,909,925
Transfer agent fees	2,871,993
Distribution fees	2,133,882
Fund wide operations fee	826,551
Independent trustees' compensation	8,234
Miscellaneous	10,379
Total expenses before reductions	13,760,964
Expense reductions	(143,936)	13,617,028
Net investment income		72,676,874
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(373,326)
Swap agreements	18,005
Total net realized gain (loss)		(355,321)
Change in net unrealized appreciation (depreciation) on: Investment securities	162,787,657
Swap agreements	179,110
Total change in net unrealized appreciation (depreciation)		162,966,767
Net gain (loss)		162,611,446
Net increase (decrease) in net assets resulting from operations		$ 235,288,320

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2010	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 72,676,874	$ 42,795,088
Net realized gain (loss)	(355,321)	(51,504,575)
Change in net unrealized appreciation (depreciation)	162,966,767	(91,588,360)
Net increase (decrease) in net assets resulting from operations	235,288,320	(100,297,847)
Distributions to shareholders from net investment income	(26,931,712)	(21,051,158)
Distributions to shareholders from net realized gain	(50,990,497)	(33,701,568)
Total distributions	(77,922,209)	(54,752,726)
Share transactions - net increase (decrease)	349,727,112	(110,070,130)
Total increase (decrease) in net assets	507,093,223	(265,120,703)

Net Assets
Beginning of period	2,200,662,622	2,465,783,325
End of period (including undistributed net investment income of $59,905,473 and undistributed net investment income of $14,161,558, respectively)	$ 2,707,755,845	$ 2,200,662,622

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 11.22	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income C	.301	.171	.538	.434	.500
Net realized and unrealized gain (loss)	.757	(.456)	.306	.137	(.676)
Total from investment operations	1.058	(.285)	.844	.571	(.176)
Distributions from net investment income	(.098)	(.077)	(.194)	(.209)	(.154)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.318)	(.235)	(.544)	(.301)	(.654)
Net asset value, end of period	$ 11.44	$ 10.70	$ 11.22	$ 10.92	$ 10.65
Total Return A,B	9.96%	(2.57)%	7.96%	5.43%	(1.62)%
Ratios to Average Net Assets D,F
Expenses before reductions	.77%	.78%	.80%	.71%	.70%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.66%	.65%
Expenses net of all reductions	.75%	.75%	.75%	.65%	.65%
Net investment income	2.71%	1.59%	4.87%	4.02%	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 201,741	$ 158,700	$ 142,814	$ 68,710	$ 86,364
Portfolio turnover rate E	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 11.24	$ 10.93	$ 10.66	$ 11.49
Income from Investment Operations
Net investment income C	.301	.172	.538	.424	.489
Net realized and unrealized gain (loss)	.757	(.457)	.316	.137	(.676)
Total from investment operations	1.058	(.285)	.854	.561	(.187)
Distributions from net investment income	(.098)	(.077)	(.194)	(.199)	(.143)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.318)	(.235)	(.544)	(.291)	(.643)
Net asset value, end of period	$ 11.46	$ 10.72	$ 11.24	$ 10.93	$ 10.66
Total Return A,B	9.94%	(2.56)%	8.05%	5.32%	(1.71)%
Ratios to Average Net Assets D,F
Expenses before reductions	.79%	.80%	.79%	.78%	.78%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income	2.71%	1.59%	4.86%	3.92%	4.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 65,747	$ 61,847	$ 77,332	$ 65,833	$ 86,613
Portfolio turnover rate E	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income C	.228	.101	.466	.354	.418
Net realized and unrealized gain (loss)	.748	(.453)	.316	.137	(.678)
Total from investment operations	.976	(.352)	.782	.491	(.260)
Distributions from net investment income	(.026)	(.030)	(.122)	(.129)	(.070)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.246)	(.188)	(.472)	(.221)	(.570)
Net asset value, end of period	$ 11.42	$ 10.69	$ 11.23	$ 10.92	$ 10.65
Total Return A,B	9.17%	(3.17)%	7.36%	4.65%	(2.36)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.48%	1.49%	1.50%	1.49%	1.49%
Expenses net of fee waivers, if any	1.40%	1.40%	1.40%	1.40%	1.40%
Expenses net of all reductions	1.40%	1.40%	1.40%	1.40%	1.40%
Net investment income	2.06%	.94%	4.21%	3.27%	3.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,138	$ 42,748	$ 44,776	$ 35,826	$ 48,972
Portfolio turnover rate E	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 11.22	$ 10.91	$ 10.64	$ 11.47
Income from Investment Operations
Net investment income C	.217	.090	.455	.343	.406
Net realized and unrealized gain (loss)	.758	(.459)	.316	.137	(.677)
Total from investment operations	.975	(.369)	.771	.480	(.271)
Distributions from net investment income	(.015)	(.023)	(.111)	(.118)	(.059)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.235)	(.181)	(.461)	(.210)	(.559)
Net asset value, end of period	$ 11.41	$ 10.67	$ 11.22	$ 10.91	$ 10.64
Total Return A,B	9.17%	(3.33)%	7.26%	4.55%	(2.46)%
Ratios to Average Net Assets D,F
Expenses before reductions	1.52%	1.54%	1.55%	1.54%	1.55%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	1.96%	.84%	4.11%	3.17%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126,302	$ 99,083	$ 90,060	$ 51,205	$ 74,329
Portfolio turnover rate E	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Inflation-Protected Bond

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.75	$ 11.26	$ 10.94	$ 10.67	$ 11.50
Income from Investment Operations
Net investment income B	.336	.205	.573	.457	.525
Net realized and unrealized gain (loss)	.755	(.457)	.324	.136	(.679)
Total from investment operations	1.091	(.252)	.897	.593	(.154)
Distributions from net investment income	(.131)	(.100)	(.227)	(.231)	(.176)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.351)	(.258)	(.577)	(.323)	(.676)
Net asset value, end of period	$ 11.49	$ 10.75	$ 11.26	$ 10.94	$ 10.67
Total Return A	10.24%	(2.27)%	8.46%	5.63%	(1.42)%
Ratios to Average Net Assets C,E
Expenses before reductions	.45%	.45%	.45%	.45%	.47%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	3.01%	1.89%	5.17%	4.22%	4.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,204,162	$ 1,767,415	$ 2,008,504	$ 1,307,686	$ 1,400,656
Portfolio turnover rate D	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended April 30,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 11.23	$ 10.92	$ 10.65	$ 11.48
Income from Investment Operations
Net investment income B	.329	.197	.565	.452	.517
Net realized and unrealized gain (loss)	.757	(.452)	.318	.137	(.676)
Total from investment operations	1.086	(.255)	.883	.589	(.159)
Distributions from net investment income	(.126)	(.097)	(.223)	(.227)	(.171)
Distributions from net realized gain	(.220)	(.158)	(.350)	(.092)	(.453)
Tax return of capital	-	-	-	-	(.047)
Total distributions	(.346)	(.255)	(.573)	(.319)	(.671)
Net asset value, end of period	$ 11.46	$ 10.72	$ 11.23	$ 10.92	$ 10.65
Total Return A	10.21%	(2.30)%	8.34%	5.60%	(1.47)%
Ratios to Average Net Assets C,E
Expenses before reductions	.53%	.50%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.49%	.49%	.50%
Expenses net of all reductions	.50%	.50%	.49%	.49%	.50%
Net investment income	2.96%	1.84%	5.13%	4.18%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,665	$ 70,870	$ 102,297	$ 110,863	$ 84,666
Portfolio turnover rate D	16%	43%	35%	34%	71%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2010

1. Organization.

Fidelity Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Inflation-Protected Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities and collateralized mortgage obligations, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation) and, as a result, swaps are generally categorized as Level 2 in the hierarchy. Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of April 30, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, capital loss carryforwards, certain losses related to deflation adjustments on U.S. Treasury Inflation-indexed securities, and losses deferred due to wash sales and excise tax regulations.

The Fund's tax year end is March 31. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of March 31, 2010 were as follows:

Gross unrealized appreciation	$ 86,567,969
Gross unrealized depreciation	(13,151,800)
Net unrealized appreciation (depreciation)	$ 73,416,169

Tax Cost	$ 2,588,480,539

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of March 31, 2010 were as follows:

Undistributed ordinary income	$ 4,480,987
Capital loss carryforward	$ (126,908,683)
Net unrealized appreciation (depreciation)	$ 72,935,855

The tax character of distributions paid was as follows:

	March 31, 2010	March 31, 2009
Ordinary Income	$ 75,527,502	$ 54,752,726

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Treasury Inflation-Protected Securities. The Fund invests in Treasury Inflation-Protected Securities (TIPS), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including swap agreements, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Credit Risk

Credit risk is the risk that the value of financial instruments will fluctuate as a result of changes in the credit quality of those instruments. Credit risk also includes the risk that the counterparty to a financial instrument will default or be unable to make further principal or interest payments on an obligation or commitment that it has entered into with the Fund.

The following notes provide more detailed information about each derivative type held by the Fund:

Swap Agreements. The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses in the Fund's accompanying Statement of Operations. Gains or losses are realized in the event of an early termination of a swap agreement. Any upfront payments made or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gains or losses ratably over the term of the swap in the Fund's accompanying Statement of Operations. Risks of loss may exceed amounts recognized on the Fund's Statement of Assets and Liabilities. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements." The total notional amount of all open swap agreements at period end is indicative of the volume of this derivative type. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and, if required, is identified in the Fund's Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Annual Report

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

The Fund entered into credit default swap agreements to provide a measure of protection against defaults of an issuer ("buyer of protection") and/or to gain credit exposure to an issuer to which it is not otherwise exposed ("seller of protection"). The issuer may be either a single issuer or a "basket" of issuers. As a buyer of protection, the Fund does so when it holds bonds of the issuer or without owning the underlying asset or debt issued by the reference entity. Under the terms of a credit default swap the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller of protection acts as a guarantor of the creditworthiness of a reference obligation. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. If a credit event were to occur during the term of the contract, the contract is typically settled in a market auction where the difference between the value of the reference obligation received and the notional amount of the swap is recorded as a realized loss by the seller of protection. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller of protection is not limited to the specific reference obligation described in the Fund's Schedule of Investments.

For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event were to occur during the term of the contract, upon notification of the buyer of protection, the seller of protection is obligated to take delivery from the buyer of protection the notional amount of a reference obligation, at par. The difference between the value of the reference obligation received and the notional amount paid is recorded as a realized loss by the seller of protection. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller of protection.

Risk of loss includes credit risk. The Fund's maximum risk of loss from counterparty risk, either as a buyer of protection or as a seller of protection, is the value of the contract. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. The notional amount of credit default swaps is included in the Fund's Schedule of Investments and approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller of protection and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller of protection

Annual Report

Notes to Financial Statements - continued

4. Investments in Derivative Instruments - continued

Swap Agreements - continued

amounted to $630,423 representing 0.02% of net assets. Credit default swaps are considered to have credit-risk contingent features since they require payment by the seller of protection to the buyer of protection upon the occurrence of a defined credit event. The total value of credit default swaps in a net liability position as of period end was $(376,458). The value of assets posted as collateral, net of assets received as collateral, for these swaps was $0. If a defined credit event had occurred as of period end for swaps in a net liability position, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $630,423, less the value of the swaps' related reference obligations.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Fund's Schedule of Investments, where the Fund is the seller of protection, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. Any current or future declines in the value of the swap may be partially offset by upfront payments received by the Fund as the seller of protection if applicable. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Credit Risk
Swap Agreements	$ 18,005	$ 179,110
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 18,005	$ 179,110

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $18,005 for swap agreements.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $179,110 for swap agreements.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $7,518,005, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 453,597	$ 25,012
Class T	-%	.25%	161,390	127
Class B	.65%	.25%	386,097	279,597
Class C	.75%	.25%	1,132,798	321,133
			$ 2,133,882	$ 625,869

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 61,807
Class T	14,135
Class B*	99,415
Class C*	19,783
$ 195,140

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation-Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 310,315.17
Class T	122,263.19
Class B	99,849.23
Class C	190,514.17
Inflation-Protected Bond	2,019,387.10
Institutional Class	129,665.18
	$ 2,871,993

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,379 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.75%	$ 39,409
Class T	.75%	25,627
Class B	1.40%	35,515
Class C	1.50%	22,416
Institutional Class	.50%	20,455
		$ 143,422

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $514.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended April 30,	2010	2009
From net investment income
Class A	$ 1,591,601	$ 1,090,782
Class T	565,970	493,218
Class B	98,966	125,569
Class C	146,651	194,211
Inflation-Protected Bond	23,707,425	18,030,846
Institutional Class	821,099	1,116,532
Total	$ 26,931,712	$ 21,051,158

Annual Report

Notes to Financial Statements - continued

9. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

Years ended April 30,	2010	2009
From net realized gain
Class A	$ 3,695,699	$ 2,077,368
Class T	1,263,915	972,450
Class B	844,656	628,452
Class C	2,315,534	1,281,090
Inflation-Protected Bond	41,458,249	27,080,662
Institutional Class	1,412,444	1,661,546
Total	$ 50,990,497	$ 33,701,568

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended April 30,	2010	2009	2010	2009
Class A
Shares sold	9,312,515	10,628,037	$ 104,121,934	$ 115,683,550
Reinvestment of distributions	417,840	250,030	4,699,892	2,732,165
Shares redeemed	(6,921,867)	(8,775,155)	(77,109,220)	(93,481,658)
Net increase (decrease)	2,808,488	2,102,912	$ 31,712,606	$ 24,934,057
Class T
Shares sold	2,219,214	3,018,881	$ 24,649,046	$ 33,006,827
Reinvestment of distributions	152,711	125,639	1,719,846	1,378,081
Shares redeemed	(2,403,012)	(4,255,338)	(26,708,425)	(46,025,012)
Net increase (decrease)	(31,087)	(1,110,818)	$ (339,533)	$ (11,640,104)
Class B
Shares sold	1,255,797	1,852,668	$ 13,993,919	$ 20,285,159
Reinvestment of distributions	70,396	55,126	791,917	605,567
Shares redeemed	(1,724,363)	(1,894,895)	(19,171,607)	(20,231,408)
Net increase (decrease)	(398,170)	12,899	$ (4,385,771)	$ 659,318
Class C
Shares sold	4,724,560	5,136,305	$ 52,549,464	$ 55,936,441
Reinvestment of distributions	177,632	103,348	1,995,592	1,134,504
Shares redeemed	(3,112,361)	(3,983,862)	(34,463,918)	(42,664,908)
Net increase (decrease)	1,789,831	1,255,791	$ 20,081,138	$ 14,406,037

Annual Report

10. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
Years ended April 30,	2010	2009	2010	2009
Inflation-Protected Bond
Shares sold	87,660,075	113,902,114	$ 981,264,982	$ 1,245,455,216
Reinvestment of distributions	5,417,085	3,915,470	61,160,057	42,926,789
Shares redeemed	(65,658,429)	(131,783,366)	(732,714,322)	(1,401,272,531)
Net increase (decrease)	27,418,731	(13,965,782)	$ 309,710,717	$ (112,890,526)
Institutional Class
Shares sold	2,228,760	11,934,689	$ 24,820,267	$ 128,651,073
Reinvestment of distributions	168,329	85,972	1,895,479	938,829
Shares redeemed	(3,015,208)	(14,516,794)	(33,767,791)	(155,128,814)
Net increase (decrease)	(618,119)	(2,496,133)	$ (7,052,045)	$ (25,538,912)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Inflation-Protected Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Inflation-Protected Bond Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of April 30, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Inflation-Protected Bond Fund as of April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment:2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

 Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Inflation-Protected Bond Fund voted to pay to shareholders of record at the opening of business on June 11, 2010, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	06/14/10	06/11/10	-	$0.015

A total of 80.56% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $7,067,842 of distributions paid during the period January 1, 2010 to March 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on July 15, 2009. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	29,535,490,304.51	95.434
Withheld	1,412,983,688.53	4.566
TOTAL	30,948,473,993.04	100.000
Albert R. Gamper, Jr.
Affirmative	29,631,645,146.15	95.745
Withheld	1,316,828,846.89	4.255
TOTAL	30,948,473,993.04	100.000
Abigail P. Johnson
Affirmative	29,481,082,358.76	95.259
Withheld	1,467,391,634.28	4.741
TOTAL	30,948,473,993.04	100.000
Arthur E. Johnson
Affirmative	29,601,580,051.86	95.648
Withheld	1,346,893,941.18	4.352
TOTAL	30,948,473,993.04	100.000
Michael E. Kenneally
Affirmative	29,688,902,929.52	95.930
Withheld	1,259,571,063.52	4.070
TOTAL	30,948,473,993.04	100.000
James H. Keyes
Affirmative	29,647,356,020.99	95.796
Withheld	1,301,117,972.05	4.204
TOTAL	30,948,473,993.04	100.000
Marie L. Knowles
Affirmative	29,665,215,088.51	95.854
Withheld	1,283,258,904.53	4.146
TOTAL	30,948,473,993.04	100.000
Kenneth L. Wolfe
Affirmative	29,580,330,647.68	95.579
Withheld	1,368,143,345.36	4.421
TOTAL	30,948,473,993.04	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	22,342,326,668.95	72.192
Against	5,700,226,054.43	18.418
Abstain	2,112,037,717.17	6.825
Broker Non-Votes	793,883,552.49	2.565
TOTAL	30,948,473,993.04	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Investments Money
Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AIFBI-UANN-0610
1.784720.107

Item 2. Code of Ethics

As of the end of the period, April 30, 2010, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Inflation-Protected Bond Fund (the "Fund"):

Services Billed by Deloitte Entities

April 30, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Fund	$47,000	$-	$17,000	$-

April 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Inflation-Protected Bond Fund	$53,000	$-	$5,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	April 30, 2010A	April 30, 2009A
Audit-Related Fees	$725,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$450,000	$445,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	April 30, 2010 A	April 30, 2009 A
Deloitte Entities	$1,220,000	$1,480,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2010